Fair Values Of Assets And Liabilities (Consideration Liability Measured at Fair Value on Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments consideration [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period	$ 0	$ (3,699)
Initial recognition of the liabilities	0	0
Unrealized gains (losses) in earnings	0	(3,380)
Finalization of the fair value determination of contingent consideration in the CTS acquisition	0	(166)
Payment of contingent consideration from the CSP acquisition	0	7,245
Balance at the end of period	0	0
Warrants Liability [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period	0	0
Fair value recorded on the November 19, 2013 transaction date	5,848	0
Change in fair value of warrants	525	0
Balance at the end of period	$ 6,373	$ 0